EMPLOYEE BENEFIT PLANS - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Pension Plan | UNITED STATES
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	$ 47	$ 51	$ 93	$ 103
Interest cost	1,961	2,087	3,923	4,198
Expected return on plan assets	(2,705)	(2,998)	(5,411)	(5,995)
Amortization of:
Net (gain) loss	(18)	(6)	(37)	(32)
Prior service benefit	0	0	0	0
Curtailments, settlements and terminations, net	0	0	0	0
Foreign exchange impact and other	0	0	0	0
Net periodic pension income (cost)	(715)	(866)	(1,432)	(1,726)
Pension Plan | Foreign Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	1,015	945	2,030	2,240
Interest cost	3,079	2,975	6,158	5,928
Expected return on plan assets	(2,110)	(2,082)	(4,220)	(4,164)
Amortization of:
Net (gain) loss	13	(343)	26	(667)
Prior service benefit	(153)	(164)	(305)	(327)
Curtailments, settlements and terminations, net	141	(584)	141	(623)
Foreign exchange impact and other	0	15	0	38
Net periodic pension income (cost)	1,985	762	3,830	2,425
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	0	0	0	0
Interest cost	176	178	352	357
Expected return on plan assets	0	0	0	0
Amortization of:
Net (gain) loss	59	16	118	32
Prior service benefit	0	0	0	0
Curtailments, settlements and terminations, net	0	0	0	0
Foreign exchange impact and other	0	0	0	0
Net periodic pension income (cost)	$ 235	$ 194	$ 470	$ 389